Financial instruments and financial risk management (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 44,910	$ 36,091
Loans payable	99,814	$ 56,253
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	44,910
Loans payable	99,814
Interest on loans payable	17,598
Other liabilities	8,802
Total Commitments	171,124
Liquidity risk | Within 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	44,910
Loans payable
Interest on loans payable	5,192
Other liabilities	7,248
Total Commitments	57,350
Liquidity risk | 1-2 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities
Loans payable	18,750
Interest on loans payable	4,977
Other liabilities	1,554
Total Commitments	25,281
Liquidity risk | 2-5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities
Loans payable	81,064
Interest on loans payable	7,429
Other liabilities
Total Commitments	88,493
Liquidity risk | After 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities
Loans payable
Interest on loans payable
Other liabilities
Total Commitments